Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
Grant 2025 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of shares available for grant under the 2015 plan

Shares available for grant at plan approval	6,000,000
Shares granted	(20,000)
Options granted	(670,088)
Shares available for grant at December 31, 2025	5,309,912

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity under the 2005 plan and the 2015 plan

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2023	56,609	$90.58
Granted	173,740	3.35
Forfeited	(430)	1,549.28
Balance outstanding at December 31, 2024	229,919	$21.94
Granted	670,088	1.64
Forfeited	(6,652)	96.46
Balance outstanding at December 31, 2025	893,355	$6.15

Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$1.37 - $10.78	9.62	882,107	321,844
$129.60 - $640.80	4.83	11,168	11,168
$1,776.00	0.46	80	80
Total	9.56	893,355	333,092

Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based compensation expense

Share-based compensation	2025	2024
Research and development	$204,848	$131,917
General and administrative	382,735	197,898
Total	$587,583	$329,815

Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrant activity

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2023	408,640	$24.00
Granted	2,334,382	2.73
Exercised	(1,275,441)	3.71
Balance at December 31, 2024	1,467,581	$11.01
Granted (1)	7,047,040	1.06
Exercised	(1,716,480)	0.18
Balance at December 31, 2025	6,798,141	$2.36

(1)	Excludes pre-funded warrants issued in connection with public offerings.

Schedule of remaining life, by grant date, for outstanding warrants

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
May 09, 2023	$24.00	2.35	303,139	303,139
April 22, 2024	6.40	3.31	2,377	2,377
September 25, 2025	1.35	4.74	1,162,065	1,162,065
September 29, 2025	1.35	4.75	5,330,560	5,330,560
Total			6,798,141	6,798,141